ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare		¥ 35,470	¥ 18,589
Taxes payable		406,698	190,393
Accrued IPO related expense			22,087
Accrued customer incentives and Yiren coins		54,731	35,633
Accrued advertisement expense		55,463	12,677
Other accrued expenses		11,803	8,792
Total accrued expenses and other current liabilities	$ 81,257	¥ 564,165	¥ 288,171